Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000007979 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000007979 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000007979 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000007979 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000007979 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000007979 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000007979 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000007979 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000007979 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000007979 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000007979 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000007979 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000007979 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000007980 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000007980 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000007980 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000007980 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000007980 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000007980 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000007980 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000007980 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000007980 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000007980 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000007980 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000007980 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000007980 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	6.20%